Reconciliation of Basic and Diluted Earnings (loss) per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income (loss) from continuing operations	$ (260,300,553)	$ 21,366,207	$ (943,676,734)
Accretion of interest to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from continuing operations	(1,319,761)	0	0
Loss attributable to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from continuing operations	63,177	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation from continuing operations	(261,557,137)	21,366,207	(943,676,734)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Income (loss) attributable to holders of ordinary shares from continuing operations	(326,527,232)	21,366,207	(943,676,734)
Net income (loss) attributable to Semiconductor Manufacturing International Corporation from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Accretion of interest to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from discontinued operations	0	(1,050,000)	(1,059,663)
Loss attributable to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from discontinued operations	0	139,751	0
Income (loss) attributable to holders of ordinary shares from discontinued operations	$ 14,741,100	$ (8,265,810)	$ (19,860,471)
Denominator:
Weighted average ordinary shares outstanding - basic	27,435,853,922	24,258,437,559	22,359,237,084
Weighted average ordinary shares outstanding - diluted	27,435,853,922	25,416,597,405	22,359,237,084
Basic
Continuing operations	$ (0.01)	$ 0.00	$ (0.04)
Discontinued operations	$ 0.00	$ 0.00	$ 0.00
Diluted
Continuing operations	$ (0.01)	$ 0.00	$ (0.04)
Discontinued operations	$ 0.00	$ 0.00	$ 0.00